Short-Term Borrowings And Lines Of Credit (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Short Term Borrowings And Lines Of Credit [Line Items]
Current maturities of long-term debt	$ 279,000,000	$ 71,000,000
Commercial paper	588,000,000	401,000,000
Payable to banks	10,000,000	8,000,000
Total	877,000,000	480,000,000
Weighted-average short-term borrowing interest rate at year end	0.10%	0.30%
Four-Year Revolving Credit Facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity	2,750,000,000
Five-Year Revolving Credit Facility Dated April 2006 [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,830,000,000